Operating Segments (Details) - Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Adjusted Ebitda is Reconciled with the Consolidated Operating Profit [Abstract]
Profit (loss) before taxes		$ (259,728)	$ 3,553,493	$ 5,062,768
Share of profit of equity account investees		(9,537)	(11,800)	(17,178)
Net finance expense		1,353,405	1,241,698	938,479
Depreciation and amortization		2,149,066	1,907,923	1,673,216
Antitrust agreements	[1]	102,500	101,447	792,700
Donations and social programs	[2]	18,166	23,942	27,311
J&F Leniency expenses refund	[3]		(93,786)
Impairment of assets	[4]	26,268	17,396
Restructuring	[5]	53,275
Other operating income (expense), net	[6]	24,470	(18,308)	9,120
Elimination		2,583	2,182	2,033
Total Adjusted EBITDA for operating segments		$ 3,460,468	$ 6,724,187	$ 8,488,449

[1]	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
[2]	Refers to the donations, as described in Note 26 – Expenses by nature.
[3]	Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax.
[4]	Refers to the impairment of assets related to Planterra’s plant closure during the year ended at 2023.
[5]	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
[6]	Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.